INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSET
Schedule of intangible assets
December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(11,696)	$45,447	5
Foreign currency translation adjustment	-	-	3,582
Intangible assets, net	$57,143	$(11,696)	$49,029

Schedule of intangible assets amortization expenses
Fiscal years:
Remaining 2020	$49,029
2021	36,772
2022	24,515
2023	12,257